UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Courtney R. Taylor

Capital Group Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Group Core Municipal Fund

Schedule of Investments

at January 31, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 92.79%
Alabama - 2.30%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 06/01/21	$2,230	$2,539	0.82%
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 09/01/23	100	115	0.04
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	1,000	1,060	0.34
5.00%, 05/01/17	1,000	1,141	0.37
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	2,000	2,095	0.68
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	173	0.05
_______________________
		7,123	2.30
_______________________
Alaska - 0.30%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 06/01/40	870	929	0.30
_______________________
		929	0.30
_______________________
Arizona - 3.58%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.89%, 02/01/48[1]	3,100	3,046	0.98
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	206	0.07
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,126	0.36
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 07/01/18	795	893	0.29
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,106	0.36
5.00%, 07/01/20	2,800	3,288	1.06
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	145	0.05
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 06/01/22	1,000	1,092	0.35
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/20	160	186	0.06
_______________________
		11,088	3.58
_______________________
California - 8.63%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,504	0.49
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/21	1,000	1,060	0.34
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	110	0.04
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.94%, 04/01/47[1]	1,500	1,482	0.48
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.74%, 04/01/47[1]	1,000	990	0.32
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	138	0.04
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	890	0.29
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 07/01/43[1]	1,800	2,093	0.68
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.32%, 10/01/47[1]	1,000	1,000	0.32

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.54%, 04/01/38[1]	$1,700	$1,701	0.55%
California State Public Works Board, Rev. Bonds, Series C, 5.00%, 03/01/23	780	940	0.30
California State Public Works Board, Rev. Bonds, Series G, 5.00%, 12/01/20	1,000	1,213	0.39
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 09/01/20	940	1,073	0.35
City & County of San Francisco, G.O. Prop. Tax Ref. Bonds, Series R3, 5.00%, 06/15/27	225	236	0.08
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	113	0.04
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 09/02/21	565	561	0.18
4.00%, 09/02/17	1,215	1,326	0.43
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.389%, 06/01/25[1]	930	930	0.30
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 01/15/53[1]	1,000	1,091	0.35
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/20	1,000	1,153	0.37
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/21	100	121	0.04
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 09/01/20	700	795	0.26
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	700	827	0.27
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	102	0.03
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.795%, 07/01/19[1]	100	94	0.03
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	202	0.06
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	696	0.22
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/20	1,500	1,786	0.58
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	107	0.03
State of California, G.O. Misc. Rev. Ref. Bonds, 5.00%, 09/01/19	1,300	1,553	0.50
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	119	0.04
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	420	498	0.16
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	226	0.07
_______________________
		26,730	8.63
_______________________
Colorado - 1.90%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	219	0.07
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	334	0.11
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/15/21	500	573	0.19
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/17[1]	115	130	0.04
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,247	0.73

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	$645	$755	0.24%
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 1.79%, 09/01/39[1]	475	477	0.15
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,149	0.37
_______________________
		5,884	1.90
_______________________
District of Columbia - 1.68%
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.64%, 12/01/15[1]	1,250	1,254	0.40
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.52%, 10/01/44[1]	975	976	0.32
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,745	0.89
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	215	0.07
_______________________
		5,190	1.68
_______________________
Florida - 12.18%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/16	635	699	0.22
5.00%, 06/01/19	150	172	0.06
5.00%, 06/01/20	1,100	1,266	0.41
5.25%, 06/01/17	2,100	2,389	0.77
6.00%, 06/01/16	300	337	0.11
6.00%, 06/01/17	1,275	1,481	0.48
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	1,500	1,724	0.56
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,140	0.37
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	117	0.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	109	0.03
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,165	0.38
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,350	0.43
5.00%, 11/15/17	2,000	2,296	0.74
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	102	0.03
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,272	0.41
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	111	0.04
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 04/01/22	1,000	1,112	0.36
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	650	696	0.22
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	975	1,047	0.34
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	535	576	0.19
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	153	0.05

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
5.00%, 07/01/15	$1,435	$1,530	0.49%
5.00%, 07/01/16	2,100	2,321	0.75
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	700	0.23
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	560	0.18
5.00%, 07/01/16	2,000	2,220	0.72
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,675	0.54
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,020	0.33
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 01/15/20	300	348	0.11
5.00%, 01/15/23	300	338	0.11
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	205	0.07
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	201	0.06
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 07/01/21	1,750	2,027	0.65
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	575	595	0.19
3.00%, 07/01/16	2,050	2,165	0.70
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	106	0.03
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	1,000	1,155	0.37
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	400	457	0.15
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	297	0.10
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	506	0.16
_______________________
		37,740	12.18
_______________________
Georgia - 2.26%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	351	0.11
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,406	0.45
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,152	0.69
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	222	0.07
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 06/01/18	400	465	0.15
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	109	0.04
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,174	0.38
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	579	0.19
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	550	0.18
_______________________
		7,008	2.26
_______________________

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Guam - 0.41%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	$1,200	$1,258	0.41%
_______________________
		1,258	0.41
_______________________
Hawaii - 0.97%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	717	0.23
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/19	1,250	1,495	0.48
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	700	791	0.26
_______________________
		3,003	0.97
_______________________
Illinois - 7.70%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	104	0.03
City of Chicago, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 01/01/21	1,545	1,721	0.55
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,833	0.59
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,131	0.36
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 01/01/21	500	577	0.19
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 01/01/21	1,000	1,050	0.34
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	215	0.07
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/36[1]	300	305	0.10
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/22[1]	140	142	0.05
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 11/01/30[1]	1,000	1,156	0.37
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	107	0.03
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,500	1,719	0.55
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,044	0.34
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,044	0.66
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 06/01/20	2,000	2,445	0.79
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,397	0.45
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 07/01/20	1,610	1,954	0.63
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,291	0.74
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 07/01/17	300	336	0.11
5.00%, 07/01/21	375	424	0.14
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/20	1,500	1,758	0.57
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	112	0.04
_______________________
		23,865	7.70
_______________________
Indiana - 1.57%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 08/15/19	500	557	0.18
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	109	0.04

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana—continued
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	$1,400	$1,502	0.48%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/20	1,200	1,385	0.45
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	1,000	1,147	0.37
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	160	0.05
_______________________
		4,860	1.57
_______________________
Iowa - 0.40%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 02/01/43	975	891	0.29
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	358	0.11
_______________________
		1,249	0.40
_______________________
Kansas - 0.19%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	500	587	0.19
_______________________
		587	0.19
_______________________
Kentucky - 1.57%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.7376%, 05/01/20[1]	195	194	0.06
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	745	777	0.25
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, 07/01/17	3,475	3,883	1.26
_______________________
		4,854	1.57
_______________________
Louisiana - 1.73%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	327	0.11
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	260	0.08
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	1,500	1,697	0.55
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 12/01/40[1]	2,000	2,022	0.65
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 05/15/25	1,000	1,040	0.34
_______________________
		5,346	1.73
_______________________
Massachusetts - 1.58%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	176	0.06
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	107	0.04
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,072	0.35
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,035	0.33
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,282	0.41
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.59%, 07/01/38[1]	1,000	1,000	0.32

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Massachusetts—continued
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	$100	$116	0.04%
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	103	0.03
_______________________
		4,891	1.58
_______________________
Michigan - 3.74%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, 04/01/18	700	665	0.21
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/19	1,400	1,568	0.51
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 01/01/18	2,000	2,321	0.75
5.00%, 01/01/21	700	816	0.26
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,727	0.56
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,374	0.44
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 04/01/16	150	165	0.05
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	209	0.07
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/22	850	934	0.30
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,698	0.55
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	111	0.04
_______________________
		11,588	3.74
_______________________
Minnesota - 0.87%
Minneapolis-St Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 01/01/17	350	393	0.13
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	705	752	0.24
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 12/01/42	943	841	0.27
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 07/01/40	670	718	0.23
_______________________
		2,704	0.87
_______________________
Mississippi - 0.74%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	2,180	2,280	0.74
_______________________
		2,280	0.74
_______________________
Missouri - 0.12%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	65	65	0.02
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	204	0.06

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Missouri—continued
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	$100	$118	0.04%
_______________________
		387	0.12
_______________________
Nebraska - 0.35%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 09/01/34	600	620	0.20
3.00%, 03/01/43	460	477	0.15
_______________________
		1,097	0.35
_______________________
Nevada - 1.80%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	107	0.03
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	359	0.12
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,588	0.51
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,232	0.72
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 06/01/19	1,100	1,290	0.42
_______________________
		5,576	1.80
_______________________
New Hampshire - 0.19%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 01/01/22	575	593	0.19
_______________________
		593	0.19
_______________________
New Jersey - 5.48%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 11/01/20	1,000	1,197	0.39
5.00%, 11/01/21	200	239	0.08
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,069	0.35
5.00%, 12/15/17	2,000	2,306	0.74
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.94%, 02/01/17[1]	1,025	1,027	0.33
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	102	0.03
New Jersey Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,500	1,724	0.56
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	102	0.03
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,080	0.35
5.00%, 12/01/17	1,420	1,587	0.51
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.72%, 01/01/24[1]	1,950	1,957	0.63
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.72%, 01/01/24[1]	1,150	1,152	0.37
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	532	0.17

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New Jersey—continued
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series D (Mandatory Put 06/15/15 @ 100) (AMBAC Insured), 5.00%, 06/15/17	$100	$107	0.03%
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,192	0.71
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 05/01/19	525	619	0.20
_______________________
		16,992	5.48
_______________________
New Mexico - 0.08%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.8876%, 12/01/28[1]	255	254	0.08
_______________________
		254	0.08
_______________________
New York - 6.15%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,283	0.74
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	110	0.03
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,265	0.41
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	1,997	0.64
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.04%, 11/01/20[1]	2,000	2,010	0.65
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,259	0.73
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	117	0.04
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	1,250	1,260	0.41
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, 07/01/16	125	134	0.04
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	204	0.07
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, 02/15/16	500	548	0.18
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,145	0.37
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,910	0.94
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	655	690	0.22
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,108	0.68
_______________________
		19,040	6.15
_______________________
North Carolina - 1.35%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	118	0.04
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	400	468	0.15
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	198	0.06
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,936	0.95

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
North Carolina—continued
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 03/01/17	$400	$453	0.15%
_______________________
		4,173	1.35
_______________________
North Dakota - 0.19%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	560	583	0.19
_______________________
		583	0.19
_______________________
Ohio - 4.22%
City of Cleveland Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 01/01/17	1,250	1,396	0.45
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/25	1,000	1,064	0.34
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,160	0.37
5.00%, 09/01/19	2,000	2,337	0.75
5.00%, 09/01/20	1,030	1,199	0.39
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 09/01/19	800	899	0.29
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 06/01/33[1]	1,000	1,082	0.35
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 06/01/18	1,000	1,108	0.36
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,115	0.36
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,728	0.56
_______________________
		13,088	4.22
_______________________
Oklahoma - 0.56%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	217	0.07
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.84%, 01/01/23[1]	1,520	1,525	0.49
_______________________
		1,742	0.56
_______________________
Oregon - 0.35%
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	1,000	1,077	0.35
_______________________
		1,077	0.35
_______________________
Pennsylvania - 3.02%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	400	462	0.15
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,196	1.03
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	214	0.07
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,712	0.55
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	201	0.06
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.72%, 12/01/18[1]	1,500	1,504	0.49

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Pennsylvania—continued
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	$1,745	$1,847	0.60%
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	233	0.07
_______________________
		9,369	3.02
_______________________
Puerto Rico - 0.11%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, 07/01/23	500	348	0.11
_______________________
		348	0.11
_______________________
South Carolina - 1.39%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/01/18	1,025	1,132	0.37
5.00%, 11/01/20	500	568	0.18
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	1,005	1,079	0.35
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,414	0.46
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	103	0.03
_______________________
		4,296	1.39
_______________________
Tennessee - 1.42%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	130	0.04
5.00%, 12/01/18	100	118	0.04
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.64%, 10/01/38[1]	1,400	1,407	0.45
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	945	1,028	0.33
4.50%, 07/01/37	890	982	0.32
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	680	728	0.24
_______________________
		4,393	1.42
_______________________
Texas - 5.99%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	275	305	0.10
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.79%, 05/15/34[1]	1,400	1,405	0.45
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,768	0.57
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 02/01/17	550	623	0.20
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	112	0.04
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	103	0.03
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,839	0.59
4.00%, 12/01/16	955	1,051	0.34

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	$100	$110	0.04%
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/20	900	1,051	0.34
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 11/01/20	1,000	1,168	0.38
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 11/01/25	1,000	1,100	0.35
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 11/15/23	125	139	0.04
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	513	0.17
5.00%, 11/15/18	275	322	0.10
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.45%, 07/01/31[1]	250	250	0.08
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	106	0.03
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 11/16/17 @ 100), 0.57%, 05/15/48[1]	850	853	0.28
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	104	0.03
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	1,325	1,292	0.42
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	115	0.04
6.00%, 01/01/21	100	114	0.04
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	980	1,136	0.37
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	101	0.03
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 02/15/14	100	100	0.03
5.00%, 08/15/23	350	376	0.12
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,636	0.53
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	680	0.22
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	103	0.03
_______________________
		18,575	5.99
_______________________
Utah - 0.10%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	102	0.03
5.00%, 07/01/16	200	204	0.07
_______________________
		306	0.10
_______________________
Virginia - 0.46%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 07/15/19	850	916	0.30
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	231	0.07

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Virginia—continued
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	$275	$290	0.09%
_______________________
		1,437	0.46
_______________________
Washington - 3.96%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,097	0.68
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	110	0.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/15	500	534	0.17
5.00%, 07/01/17	1,000	1,147	0.37
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,650	1,893	0.61
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	167	0.05
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,654	0.53
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	108	0.04
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 09/01/20	2,000	2,348	0.76
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 10/01/42[1]	800	931	0.30
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,283	0.41
_______________________
		12,272	3.96
_______________________
Wisconsin - 1.20%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,309	0.42
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	112	0.04
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,351	0.44
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 07/01/20	800	940	0.30
_______________________
		3,712	1.20
_______________________
Total bonds & notes (cost: $278,450,359)		287,487	92.79
_______________________
Short-term securities - 6.35%
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.03%, 11/01/35[1]	1,600	1,600	0.52
City of Chicago, G.O. Prop. Tax Rev. Ref. Bonds, Series F, 0.06%, 01/01/42[1]	1,250	1,250	0.40
City of Minneapolis St Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.05%, 11/15/35[1]	4,300	4,300	1.39
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.04%, 12/01/33[1]	3,000	3,000	0.97
County of Lincoln, Ind. Rev. Pollution Control Bonds, 0.04%, 11/01/14[1]	1,100	1,100	0.35
Health & Educ. Facs. Auth. of the State of Missouri, College & Univ. Imps. Rev. Bonds, Series A, 0.05%, 02/15/34[1]	3,095	3,095	1.00
Health & Educ. Facs. Auth. of the State of Missouri, College & Univ. Rev. Ref. Bonds, Series A, 0.04%, 09/01/30[1]	1,100	1,100	0.36
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.04%, 08/01/44[1]	400	400	0.13

Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 0.05%, 08/15/38[1]	$1,600	$1,600	0.52%
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.07%, 07/01/38[1]	725	725	0.23
New York City Trust for Cultural Ress., Rev. Ref. Bonds, Series A-1, 0.05%, 12/01/35[1]	1,500	1,500	0.48
_______________________
Total Short-term securities (cost: $19,670,000)	19,670	6.35
_______________________
Total investment securities (cost: $298,120,359)	307,157	99.14
Other assets less liabilities	2,678	0.86
_______________________
Net assets	$309,835	100.00%
_______________________
_______________________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $690,408, representing 0.22% of net assets.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation

Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Group Short-Term Municipal Fund

Schedule of Investments

at January 31, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 89.47%
Alabama - 1.62%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,060	0.81%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	1,000	1,047	0.81
_______________________
		2,107	1.62
_______________________
Arizona - 1.16%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	392	0.30
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	206	0.16
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 07/01/17	250	286	0.22
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	618	0.48
_______________________
		1,502	1.16
_______________________
California - 7.03%
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.94%, 04/01/47[1]	550	543	0.42
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 04/01/22	500	561	0.43
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 07/01/43[1]	1,000	1,175	0.90
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.54%, 04/01/38[1]	1,000	1,001	0.77
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	775	869	0.67
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	600	661	0.51
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.389%, 06/01/25[1]	465	465	0.36
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 12/01/19	200	223	0.17
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/19	1,000	1,157	0.89
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	321	0.25
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	468	0.36
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	500	552	0.43
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 09/01/18	1,000	1,134	0.87
_______________________
		9,130	7.03
_______________________
Colorado - 3.59%
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	400	448	0.35
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	1,000	1,044	0.80
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 11/11/14 @ 100), 5.00%, 07/01/39[1]	1,000	1,036	0.80
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/40[1]	500	531	0.41

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 03/01/18	$525	$587	0.45%
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,016	0.78
_______________________
		4,662	3.59
_______________________
Connecticut - 0.76%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 11/15/32	500	539	0.41
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	449	0.35
_______________________
		988	0.76
_______________________
District of Columbia - 2.22%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	105	0.08
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.64%, 12/01/15[1]	1,000	1,004	0.78
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.52%, 10/01/44[1]	600	601	0.46
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,166	0.90
_______________________
		2,876	2.22
_______________________
Florida - 9.06%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/16	1,000	1,101	0.85
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	631	0.49
City of Lakeland, Energy Res. Auth. Rev. Ref. Bonds, 1.14%, 10/01/14[1]	600	601	0.46
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/15	750	812	0.63
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	239	0.18
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,401	1.08
5.00%, 10/01/17	450	520	0.40
County of Broward, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 10/01/17	1,000	1,147	0.88
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	505	544	0.42
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	290	312	0.24
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,546	1.19
5.00%, 07/01/16	190	210	0.16
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	332	0.26
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	675	721	0.55
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,020	0.79
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	100	0.08

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	$500	$516	0.40%
_______________________
		11,753	9.06
_______________________
Georgia - 1.13%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 09/01/17	250	285	0.22
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 11/01/19	1,000	1,179	0.91
_______________________
		1,464	1.13
_______________________
Guam - 0.52%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	600	674	0.52
_______________________
		674	0.52
_______________________
Hawaii - 0.97%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	104	0.08
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/17	1,000	1,160	0.89
_______________________
		1,264	0.97
_______________________
Illinois - 8.59%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/16	1,000	1,067	0.82
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.25%, 01/01/15	100	105	0.08
City of Chicago, Sewer Imps. Rev. Bonds, 3.00%, 01/01/17	325	338	0.26
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	346	0.27
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,441	1.11
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,000	1,146	0.88
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	734	0.57
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	1,500	1,730	1.33
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,063	0.82
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,084	0.83
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 07/01/17	625	700	0.54
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,400	1.08
_______________________
		11,154	8.59
_______________________
Indiana - 1.31%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/16	600	655	0.50
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 06/01/18	500	585	0.45
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	405	465	0.36
_______________________
		1,705	1.31
_______________________

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Kentucky - 1.18%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.7376%, 05/01/20[1]	$195	$194	0.15%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	265	276	0.21
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,056	0.82
_______________________
		1,526	1.18
_______________________
Louisiana - 1.20%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,360	1,452	1.12
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	100	0.08
_______________________
		1,552	1.20
_______________________
Massachusetts - 0.75%
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	103	0.08
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	666	0.51
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	104	0.08
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	102	0.08
_______________________
		975	0.75
_______________________
Michigan - 2.33%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/18	1,000	1,111	0.85
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/33[1]	500	504	0.39
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,073	0.83
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	300	342	0.26
_______________________
		3,030	2.33
_______________________
Minnesota - 1.23%
Minneapolis-St Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 01/01/17	500	561	0.43
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 07/01/40	330	354	0.28
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	678	0.52
_______________________
		1,593	1.23
_______________________
Missouri - 0.79%
City of St Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	330	375	0.29
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 11/01/30	615	657	0.50
_______________________
		1,032	0.79
_______________________

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Nebraska - 0.92%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 09/01/34	$500	$517	0.40%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 3.00%, 09/01/43	650	678	0.52
_______________________
		1,195	0.92
_______________________
Nevada - 1.83%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	332	0.26
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,040	1.57
_______________________
		2,372	1.83
_______________________
New Hampshire - 0.53%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 02/01/18	600	689	0.53
_______________________
		689	0.53
_______________________
New Jersey - 6.39%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	550	649	0.50
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,127	0.87
New Jersey Econ. Dev. Auth., School Imps. Misc. Rev. Bonds, 0.62%, 02/01/15[1]	525	526	0.41
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.94%, 02/01/17[1]	1,000	1,002	0.77
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	102	0.08
New Jersey Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	600	689	0.53
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	507	0.39
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,039	0.80
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	540	0.42
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.72%, 01/01/24[1]	250	251	0.19
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.72%, 01/01/24[1]	500	501	0.39
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,096	0.84
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 05/01/19	225	265	0.20
_______________________
		8,294	6.39
_______________________
New Mexico - 0.19%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.8876%, 12/01/28[1]	250	249	0.19
_______________________
		249	0.19
_______________________

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New York - 6.69%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, 11/01/19	$750	$896	0.69%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	1,000	1,124	0.87
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.59%, 08/01/25[1]	1,000	1,002	0.77
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 0.94%, 11/01/18[1]	1,000	1,006	0.77
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	436	0.34
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 07/15/17	500	571	0.44
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	500	504	0.39
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	300	349	0.27
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	306	322	0.25
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,410	1.08
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	1,000	1,059	0.82
_______________________
		8,679	6.69
_______________________
North Dakota - 0.19%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	240	250	0.19
_______________________
		250	0.19
_______________________
Ohio - 3.71%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/16	1,660	1,796	1.38
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (Assured GTY Insured), 5.00%, 01/01/17	750	837	0.65
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,027	0.79
5.00%, 09/01/15	500	536	0.41
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	575	616	0.48
_______________________
		4,812	3.71
_______________________
Oklahoma - 0.10%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	130	0.10
_______________________
		130	0.10
_______________________
Oregon - 2.06%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.04%, 10/01/22[1]	2,225	2,237	1.73
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	400	431	0.33
_______________________
		2,668	2.06
_______________________

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Pennsylvania - 1.60%
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	$750	$799	0.61%
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	226	0.17
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,058	0.82
_______________________
		2,083	1.60
_______________________
South Carolina - 0.94%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	600	644	0.50
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	470	0.36
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	103	0.08
_______________________
		1,217	0.94
_______________________
Tennessee - 1.40%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	104	0.08
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.64%, 10/01/38[1]	700	704	0.54
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	470	511	0.40
4.50%, 07/01/37	450	497	0.38
_______________________
		1,816	1.40
_______________________
Texas - 8.18%
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,097	0.84
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.79%, 05/15/34[1]	600	602	0.46
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 0.64%, 05/15/34[1]	1,000	1,002	0.77
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	101	0.08
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 02/01/17	500	566	0.44
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.63%, 08/15/21[1]	1,000	1,003	0.77
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 12/01/16	100	110	0.08
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/18	200	233	0.18
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 11/01/19	500	589	0.45
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.45%, 07/01/31[1]	200	200	0.15
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	600	585	0.45
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	400	464	0.36
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	100	100	0.08

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	$650	$671	0.52%
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	346	0.27
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	370	401	0.31
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,020	0.79
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/15	715	753	0.58
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 08/15/16	500	533	0.41
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	241	0.19
_______________________
		10,617	8.18
_______________________
Virginia - 0.91%
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds, 5.00%, 03/15/20	1,000	1,185	0.91
_______________________
		1,185	0.91
_______________________
Washington - 7.13%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	527	0.40
5.00%, 07/01/15	1,250	1,335	1.03
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,089	0.84
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 08/01/18	600	697	0.54
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/15	1,000	1,087	0.84
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2006A (AMBAC Insured), 5.00%, 07/01/15	500	534	0.41
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,112	0.85
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 09/01/18	1,500	1,748	1.35
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	660	0.51
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	435	464	0.36
_______________________
		9,253	7.13
_______________________
Wisconsin - 1.26%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 11/15/43[1]	1,000	1,114	0.86
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	523	0.40
_______________________
		1,637	1.26
_______________________
Total bonds & notes (cost: $114,037,746)		116,133	89.47
_______________________
Short-term securities - 9.67%
City of Minneapolis St Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.05%, 11/15/35[1]	700	700	0.54

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 0.05%, 08/15/38[1]	$2,400	$2,400	1.85%
Massachusetts Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series N-4, 0.04%, 10/01/49[1]	1,550	1,550	1.19
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.04%, 12/01/30[1]	600	600	0.46
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series F, 0.04%, 12/01/30[1]	2,000	2,000	1.54
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.05%, 06/01/31[1]	2,270	2,270	1.75
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.05%, 07/01/43[1]	1,150	1,150	0.89
New York City Trust for Cultural Ress., Rev. Ref. Bonds, Series A-1, 0.05%, 12/01/35[1]	1,280	1,280	0.99
Sarasota County Public Hospital Dist., Health Care Facs. Rev. Ref. Bonds, 0.05%, 07/01/37[1]	600	600	0.46
_______________________
Total Short-term securities (cost: $12,550,000)		12,550	9.67
_______________________
Total investment securities (cost: $126,587,746)		128,683	99.14
Other assets less liabilities		1,112	0.86
_______________________
Net assets		$129,795	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $322,190, representing 0.25% of net assets.
Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities

FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Group California Core Municipal Fund

Schedule of Investments

at January 31, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 88.87%
California - 85.07%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/20	$1,000	$1,096	0.47%
5.00%, 11/15/20	715	794	0.34
5.00%, 11/15/21	495	541	0.23
5.00%, 11/15/22	1,000	1,082	0.47
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 05/15/16	1,500	1,504	0.65
5.125%, 09/01/20	1,500	1,711	0.74
5.25%, 05/15/20	1,000	1,141	0.49
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 04/01/19	400	466	0.20
5.00%, 04/01/20	550	641	0.28
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 09/02/21	600	636	0.28
5.00%, 09/02/22	225	236	0.10
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	454	0.20
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 10/01/21	1,250	1,467	0.63
5.00%, 10/01/22	975	1,140	0.49
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 09/01/24	455	511	0.22
5.00%, 09/01/25	425	472	0.20
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	632	0.27
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.14%, 04/01/45[1]	3,700	3,698	1.60
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.94%, 04/01/45[1]	1,200	1,186	0.51
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	1,500	1,524	0.66
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	115	0.05
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/23	500	598	0.26
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 09/01/21	700	721	0.31
5.00%, 09/01/26	500	515	0.22
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,107	0.48
5.00%, 02/01/21	550	645	0.28
5.00%, 10/01/21	700	811	0.35
5.00%, 11/01/21	525	556	0.24
5.50%, 04/01/29	300	326	0.14
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	625	672	0.29
5.00%, 01/01/18	125	145	0.06
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 09/01/20	165	197	0.09
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 11/01/21	560	614	0.27
4.00%, 11/01/22	1,420	1,524	0.66

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
4.50%, 11/01/17	$335	$378	0.16%
5.00%, 01/01/24	100	114	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, 08/15/16	710	765	0.33
5.00%, 08/15/18	1,100	1,287	0.56
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	323	0.14
5.00%, 10/01/22	770	887	0.38
5.00%, 11/15/24	150	168	0.07
5.00%, 11/15/25	375	414	0.18
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 08/15/20	1,325	1,580	0.68
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	112	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	690	732	0.32
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 01/01/20	800	915	0.40
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/27[1]	300	306	0.13
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,603	0.69
5.00%, 03/01/20	675	783	0.34
5.00%, 11/15/20	500	591	0.26
5.00%, 11/15/21	350	412	0.18
5.00%, 03/01/23	1,000	1,138	0.49
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 08/15/19	400	453	0.20
5.00%, 08/15/20	300	356	0.15
5.00%, 11/15/21	1,000	1,065	0.46
5.00%, 08/15/22	850	1,011	0.44
5.375%, 07/01/21	1,500	1,525	0.66
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	232	0.10
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 07/01/43[1]	1,000	1,175	0.51
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	100	103	0.04
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	102	0.04
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.54%, 04/01/38[1]	2,375	2,376	1.03
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.32%, 10/01/47[1]	1,000	1,000	0.43
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	106	0.05
4.50%, 10/01/26	100	106	0.05
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	113	0.05
5.00%, 02/01/19	100	112	0.05
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.54%, 04/01/38[1]	1,100	1,101	0.48

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.34%, 10/01/47[1]	$1,800	$1,802	0.78%
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	160	177	0.08
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	465	499	0.22
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	150	166	0.07
California Pollution Control Fncg. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 07/01/27	750	758	0.33
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 12/01/20	750	762	0.33
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	234	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,346	1.02
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	114	0.05
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	264	0.11
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	236	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,467	0.63
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	116	0.05
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,164	0.50
5.00%, 12/01/23	200	229	0.10
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	201	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	211	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	342	0.15
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	201	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,563	0.68
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,389	0.60
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	213	0.09
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 06/01/23	600	698	0.30
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,004	0.43
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	889	0.38
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	955	1,024	0.44
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 11/01/15 @ 100) (NATL-RE Insured), 5.00%, 11/01/21	1,645	1,783	0.77
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 05/15/19	1,000	1,149	0.50

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	$100	$109	0.05%
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/19	600	709	0.31
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,218	0.53
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Bonds, 2.10%, 10/01/19	1,000	1,001	0.43
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	500	510	0.22
5.00%, 07/01/16	100	107	0.05
5.00%, 05/15/19	600	678	0.29
5.00%, 11/01/19	1,000	1,168	0.51
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 10/01/23	500	544	0.24
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	253	0.11
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 11/01/19	2,000	2,206	0.95
5.00%, 11/01/24	600	621	0.27
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 09/01/21	500	569	0.25
5.00%, 09/01/22	1,400	1,589	0.69
City & County of San Francisco, Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	750	904	0.39
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	205	0.09
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 09/02/18	325	337	0.15
3.15%, 09/02/21	570	567	0.25
3.55%, 09/02/23	350	341	0.15
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,150	1,158	0.50
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	516	0.22
4.375%, 09/02/21	700	722	0.31
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 09/02/19	1,230	1,235	0.53
3.00%, 09/02/20	1,250	1,264	0.55
3.25%, 09/02/22	700	694	0.30
3.375%, 09/02/23	850	828	0.36
4.00%, 09/02/18	500	551	0.24
4.00%, 09/02/19	475	514	0.22
4.50%, 09/02/22	250	258	0.11
4.75%, 09/02/23	250	258	0.11
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	117	0.05
City of Los Angeles Dept. of Airports, Port, Airport & Marina. Rev. Ref. Bonds, 5.00%, 05/15/22	500	588	0.25
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	124	0.05
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	105	0.05
City of Roseville, Special Tax Ref. Bonds:

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
3.50%, 09/01/15	$1,000	$1,020	0.44%
4.00%, 09/01/16	2,000	2,078	0.90
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	806	0.35
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	304	0.13
Contra Costa Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series B, 5.00%, 03/01/21	500	593	0.26
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 09/01/22	1,295	1,470	0.64
5.00%, 09/01/24	860	946	0.41
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	213	0.09
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	522	0.23
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	101	0.04
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.389%, 06/01/25[1]	1,520	1,520	0.66
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	900	1,079	0.47
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	103	0.04
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 01/15/53[1]	2,000	2,182	0.94
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/20	1,200	1,384	0.60
5.00%, 06/01/21	1,200	1,382	0.60
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	115	0.05
5.25%, 11/01/25	100	112	0.05
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	793	0.34
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, 09/02/15	200	206	0.09
4.00%, 09/02/21	1,350	1,391	0.60
4.00%, 09/02/23	430	437	0.19
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	114	0.05
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 09/01/19	200	233	0.10
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	106	0.05
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 09/01/21	840	880	0.38
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 11/01/20	750	829	0.36
5.00%, 11/01/21	500	580	0.25
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	113	0.05
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/16	500	557	0.24
5.00%, 07/01/21	1,000	1,210	0.52
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, 07/01/18	1,000	1,179	0.51

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 09/01/19	$1,000	$1,146	0.50%
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	220	0.10
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 05/15/19	850	1,010	0.44
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	812	0.35
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	354	0.15
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	237	0.10
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,199	0.52
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	204	0.09
5.00%, 07/01/24	100	115	0.05
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 08/01/20	900	1,063	0.46
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 09/01/24	1,000	689	0.30
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	105	0.05
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, 07/01/15	500	535	0.23
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.39%, 07/01/27[1]	1,500	1,500	0.65
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.39%, 07/01/27[1]	1,100	1,100	0.48
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	457	0.20
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	443	0.19
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	468	0.20
5.00%, 08/01/20	375	416	0.18
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	161	0.07
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 09/01/21	1,050	1,195	0.52
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	827	0.36
5.50%, 07/01/21	1,000	1,167	0.50
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	200	230	0.10
5.00%, 07/01/19	200	238	0.10
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 09/01/18	500	572	0.25
Ohlone Comm. College Dist., G.O. Ref. Bonds, 5.00%, 08/01/24	1,000	1,171	0.51
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 10/01/20	385	415	0.18
4.00%, 10/01/21	1,485	1,586	0.69

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, 09/01/19	$360	$371	0.16%
4.50%, 09/01/20	445	459	0.20
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 09/15/17	500	516	0.22
3.75%, 09/15/18	770	795	0.34
4.00%, 09/15/20	340	367	0.16
4.00%, 09/15/22	440	466	0.20
5.00%, 09/01/20	610	702	0.30
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	105	0.05
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	100	0.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	475	548	0.24
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/23	615	683	0.30
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 08/01/20	725	844	0.37
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
5.00%, 08/01/18	1,000	1,184	0.51
5.00%, 08/01/20	775	933	0.40
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/23	225	263	0.11
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A, 5.00%, 07/01/20	700	820	0.35
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A, 5.00%, 07/01/18	850	982	0.42
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	567	0.25
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	700	821	0.36
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	898	0.39
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	475	527	0.23
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/22	100	113	0.05
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	102	0.04
4.00%, 08/01/20	100	110	0.05
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/22	800	928	0.40
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	115	0.05
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	474	0.21
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	345	0.15
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	965	0.42
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	289	0.12
5.00%, 08/01/18	275	304	0.13
5.25%, 08/01/19	290	327	0.14

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 08/01/21	$500	$494	0.21%
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 08/01/20	800	899	0.39
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/19	1,150	1,375	0.59
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	532	0.23
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	404	0.17
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,034	0.45
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	200	229	0.10
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 09/01/20	750	894	0.39
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	325	0.14
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	644	0.28
4.25%, 09/01/21	1,560	1,607	0.70
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 09/01/20	995	1,135	0.49
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 03/01/21	1,000	1,192	0.52
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	962	0.42
5.00%, 08/15/20	1,000	1,043	0.45
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.87%, 11/01/14[1]	1,700	1,704	0.74
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	235	0.10
5.00%, 07/01/20	1,550	1,852	0.80
5.00%, 07/01/23	800	922	0.40
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	551	0.24
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/16	500	556	0.24
5.00%, 07/01/18	350	412	0.18
5.00%, 07/01/21	750	903	0.39
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/19	1,000	1,193	0.52
5.00%, 07/01/20	245	293	0.13
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	114	0.05
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/14	1,175	1,200	0.52
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	276	0.12
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	200	204	0.09
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	118	0.05

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	$750	$828	0.36%
State of California, G.O. General Fund Ref. Bonds:
5.00%, 02/01/19	2,000	2,368	1.02
5.00%, 02/01/20	2,700	3,215	1.39
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 04/01/19	600	713	0.31
5.25%, 10/01/20	650	770	0.33
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	100	102	0.04
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	119	0.05
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,259	0.54
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,091	0.47
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	301	0.13
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	104	0.05
5.00%, 01/01/22	1,500	1,684	0.73
5.25%, 01/01/24	100	113	0.05
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	573	0.25
5.00%, 01/01/22	700	801	0.35
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	145	0.06
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	557	0.24
5.00%, 05/15/20	500	599	0.26
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	205	0.09
_______________________
		196,561	85.07
_______________________
District of Columbia - 0.05%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	115	0.05
_______________________
		115	0.05
_______________________
Florida - 0.25%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	500	575	0.25
_______________________
		575	0.25
_______________________
Guam - 1.16%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 10/01/19	150	162	0.07
5.00%, 10/01/20	225	242	0.11
5.00%, 10/01/21	350	372	0.16
5.00%, 10/01/22	710	746	0.32

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Guam—continued
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	$1,100	$1,153	0.50%
_______________________
		2,675	1.16
_______________________
Iowa - 0.05%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	114	0.05
_______________________
		114	0.05
_______________________
Michigan - 0.05%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	106	0.05
_______________________
		106	0.05
_______________________
Oregon - 0.44%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.04%, 10/01/22[1]	1,000	1,006	0.44
_______________________
		1,006	0.44
_______________________
Puerto Rico - 1.05%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, 07/01/23	730	508	0.22
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 07/01/19	500	378	0.16
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,048	0.45
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 08/01/22	500	499	0.22
_______________________
		2,433	1.05
_______________________
Texas - 0.52%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.79%, 05/15/34[1]	1,100	1,104	0.48
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	109	0.04
_______________________
		1,213	0.52
_______________________
U. S. Virgin Islands - 0.23%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, 10/01/24	500	542	0.23
_______________________
		542	0.23
_______________________
Total bonds & notes (cost: $200,081,752)		205,340	88.87
_______________________
Short-term securities - 10.88%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.04%, 09/01/38[1]	1,000	1,000	0.43
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.03%, 11/01/35[1]	3,400	3,400	1.47
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.04%, 11/01/26[1]	8,200	8,200	3.55

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.04%, 08/15/27[1]	$2,650	$2,650	1.15%
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.03%, 05/15/24[1]	2,800	2,800	1.21
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.05%, 07/01/34[1]	700	700	0.30
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-6, 0.05%, 07/01/34[1]	1,300	1,300	0.56
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.04%, 07/01/35[1]	5,100	5,100	2.21
_______________________
Total Short-term securities (cost: $25,150,000)		25,150	10.88
_______________________
Total investment securities (cost: $225,231,752)		230,490	99.75
Other assets less liabilities		577	0.25
_______________________
Net assets		$231,067	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial

Intl.	= International
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at January 31, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 84.12%
California - 79.72%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$501	0.46%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	222	0.20
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, 04/01/16	400	429	0.39
5.00%, 04/01/18	250	287	0.26
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.94%, 04/01/47[1]	250	247	0.23
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	750	762	0.70
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.74%, 04/01/47[1]	1,675	1,658	1.52
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 04/01/18	250	283	0.26
5.00%, 04/01/17	400	457	0.42
Bay Area Water Supply & Conservation Agcy., Water Util. Rev. Bonds, Series A, 4.00%, 10/01/19	570	652	0.60
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 08/01/19	700	823	0.76
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	265	0.24
4.00%, 09/01/16	75	82	0.08
4.00%, 02/01/17	100	110	0.10
5.00%, 04/01/14	100	101	0.09
5.00%, 10/01/16	250	279	0.26
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	538	0.49
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 11/01/16	400	425	0.39
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	156	0.14
4.00%, 04/01/16	300	322	0.30
4.00%, 04/01/17	200	219	0.20
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 08/15/17	510	580	0.53
5.00%, 08/15/18	500	585	0.54
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	223	0.20
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	490	520	0.48
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/15/15	150	161	0.15
5.00%, 11/15/16	225	243	0.22
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 01/01/18	425	461	0.42
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 03/01/18	200	221	0.20
4.00%, 03/01/19	500	556	0.51
5.00%, 08/15/14	100	103	0.09
5.00%, 11/15/16	250	281	0.26
5.00%, 10/01/18	500	587	0.54
5.00%, 11/15/19	300	357	0.33

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	$150	$159	0.15%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 07/01/43[1]	805	927	0.85
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	200	207	0.19
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	102	0.09
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.54%, 04/01/38[1]	1,100	1,101	1.01
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.32%, 10/01/47[1]	500	500	0.46
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.54%, 04/01/38[1]	600	600	0.55
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.34%, 10/01/47[1]	1,000	1,001	0.92
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/16	200	218	0.20
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 05/01/17	200	226	0.21
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	557	0.51
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,467	1.35
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/18	500	595	0.55
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,106	1.02
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 03/01/19	400	452	0.42
5.00%, 04/01/18	400	464	0.43
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, 11/01/17	210	234	0.22
4.00%, 11/01/19	500	568	0.52
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	541	0.50
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	430	0.40
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	549	0.50
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	407	0.37
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	425	477	0.44
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	106	0.10
5.00%, 10/01/16	240	269	0.25
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	325	358	0.33
California State Univ., College & Univ. Rev. Bonds, Series A:
5.00%, 11/01/17	125	145	0.13
5.00%, 11/01/18	400	474	0.44
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	400	451	0.41

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 11/01/17	$350	$407	0.37%
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	553	0.51
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 11/01/29[1]	600	683	0.63
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	410	0.38
5.00%, 07/01/14	650	663	0.61
5.00%, 11/01/15	300	322	0.30
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 11/15/19	160	174	0.16
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/15	500	539	0.50
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 06/15/18	1,745	2,053	1.89
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A:
5.00%, 10/01/18	500	594	0.55
5.00%, 10/01/19	330	396	0.36
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,100	1,108	1.02
City of Los Angeles, Res. Recovery Imps. Rev. Bonds, Series A, 5.00%, 02/01/19	550	655	0.60
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A:
3.00%, 06/01/14	150	151	0.14
4.00%, 06/01/16	100	109	0.10
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	451	0.41
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	500	585	0.54
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 09/01/18	450	491	0.45
5.00%, 09/01/20	545	622	0.57
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.389%, 06/01/25[1]	1,070	1,070	0.98
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	500	599	0.55
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 12/01/19	600	669	0.61
5.00%, 12/01/20	500	583	0.54
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/18	500	571	0.52
5.00%, 06/01/19	500	578	0.53
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	337	0.31
5.00%, 11/01/18	425	498	0.46
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 11/01/18	700	811	0.75
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	557	0.51
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	893	0.82
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	300	311	0.29
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	210	0.19
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A:

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
3.00%, 07/01/18	$550	$600	0.55%
5.00%, 07/01/15	420	449	0.41
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/18	500	588	0.54
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 08/01/16	500	542	0.50
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	102	0.09
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	102	0.09
5.00%, 07/01/15	200	214	0.20
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.39%, 07/01/27[1]	1,600	1,600	1.47
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.39%, 07/01/27[1]	500	500	0.46
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	320	0.29
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	390	0.36
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 09/01/18	500	572	0.53
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 10/01/17	360	383	0.35
4.00%, 10/01/18	300	330	0.30
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	260	0.24
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	107	0.10
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	225	260	0.24
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	289	0.27
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/18	250	285	0.26
San Bernardino County Trans. Auth. Rev. Bonds, Series A, 4.00%, 03/01/18	500	565	0.52
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/17	400	449	0.41
5.00%, 08/01/18	1,000	1,184	1.09
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	276	0.25
5.00%, 07/01/17	650	739	0.68
5.00%, 07/01/18	100	116	0.11
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	506	0.47
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	500	586	0.54
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	972	0.89
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	175	194	0.18
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	319	0.29
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	506	0.47
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	221	0.20

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	$500	$506	0.47%
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 05/01/18	500	584	0.54
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/18	500	588	0.54
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	107	0.10
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	318	0.29
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/18	300	340	0.31
4.00%, 08/01/19	475	544	0.50
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.00%, 09/01/17	820	846	0.78
4.00%, 09/01/18	175	180	0.17
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, 03/01/16	500	538	0.49
5.00%, 03/01/18	750	873	0.80
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.87%, 11/01/14[1]	1,000	1,002	0.92
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	237	0.22
5.00%, 07/01/16	200	222	0.20
5.00%, 07/01/17	750	861	0.79
5.00%, 07/01/18	200	235	0.22
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	163	0.15
5.00%, 07/01/17	775	890	0.82
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	510	0.47
5.00%, 07/01/16	500	556	0.51
5.00%, 07/01/18	350	412	0.38
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	705	784	0.72
5.00%, 07/01/19	600	716	0.66
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	353	0.32
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/14	600	613	0.56
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	510	0.47
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	500	552	0.51
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 0.947%, 12/01/29[1]	500	500	0.46
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/18	1,000	1,161	1.07
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	528	0.49
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	266	0.24
State of California, G.O. Misc. Rev. Ref. Bonds, 4.00%, 09/01/17	500	558	0.51
State of California, G.O. Prop. Tax Ref. Bonds:

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
4.00%, 04/01/18	$500	$563	0.52%
5.00%, 06/01/15	200	213	0.20
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.79%, 05/01/17[1]	400	403	0.37
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	200	204	0.19
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 09/01/18	570	646	0.59
5.50%, 04/01/19	2,050	2,485	2.28
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	600	0.55
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	701	0.64
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	511	0.47
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
4.00%, 04/01/16	340	362	0.33
4.00%, 04/01/17	350	379	0.35
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	104	0.10
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	336	0.31
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	388	0.36
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	222	0.20
_______________________
		86,736	79.72
_______________________
Colorado - 0.32%
City & County of Denver, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 5.00%, 11/15/17	300	344	0.32
_______________________
		344	0.32
_______________________
Florida - 1.88%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/18	500	571	0.52
Citizens Prop. Insurance Corp., Cash Flow Mgmt., Misc. Rev. Bonds, 5.00%, 06/01/15	100	106	0.10
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, 1.69%, 06/01/14[1]	700	703	0.65
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	663	0.61
_______________________
		2,043	1.88
_______________________
Guam - 0.31%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	300	337	0.31
_______________________
		337	0.31
_______________________
Illinois - 0.53%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	500	577	0.53
_______________________
		577	0.53
_______________________

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Louisiana - 0.19%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	$190	$203	0.19%
_______________________
		203	0.19
_______________________
Massachusetts - 0.16%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.47%, 01/01/18[1]	175	176	0.16
_______________________
		176	0.16
_______________________
Mississippi - 0.46%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	480	502	0.46
_______________________
		502	0.46
_______________________
Oregon - 0.55%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.04%, 10/01/22[1]	600	603	0.55
_______________________
		603	0.55
_______________________
Total bonds & notes (cost: $89,869,116)		91,521	84.12
_______________________
Short-term securities - 15.09%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.04%, 09/01/38[1]	1,720	1,720	1.58
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.03%, 11/01/35[1]	4,000	4,000	3.68
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.04%, 11/01/26[1]	1,100	1,100	1.01
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.03%, 09/02/29[1]	768	768	0.70
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.03%, 09/02/29[1]	2,100	2,100	1.93
Irvine Unified School Dist., School Imps. Special Tax Bonds, 0.04%, 09/01/51[1]	1,643	1,643	1.51
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.03%, 07/01/35[1]	3,000	3,000	2.76
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.04%, 07/01/23[1]	2,085	2,085	1.92
_______________________
Total Short-term securities (cost: $16,416,000)		16,416	15.09
_______________________
Total investment securities (cost: $106,285,116)		107,937	99.21
Other assets less liabilities		857	0.79
_______________________
Net assets		$108,794	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Univ.	= University
Util.	= Utility

Capital Group Core Bond Fund

Schedule of Investments

at January 31, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 94.82%
U.S. government & government agency bonds & notes - 50.51%
Fannie Mae:
2.75%, 03/13/14	$2,000	$2,006	0.68%
0.50%, 03/28/16	2,905	2,907	0.99
0.375%, 07/05/16	1,000	996	0.34
1.25%, 09/28/16	1,000	1,017	0.35
1.25%, 01/30/17	1,445	1,467	0.50
1.00%, 11/15/17	4,645	4,610	1.57
0.875%, 05/21/18	500	489	0.17
Federal Home Loan Banks:
1.00%, 06/21/17	600	602	0.21
1.875%, 03/13/20	2,910	2,876	0.98
Freddie Mac:
5.00%, 07/15/14	1,000	1,022	0.35
0.75%, 11/25/14	1,025	1,030	0.35
0.50%, 08/28/15	2,500	2,509	0.86
4.75%, 01/19/16	2,000	2,175	0.74
2.50%, 05/27/16	1,000	1,048	0.36
1.00%, 06/29/17	500	501	0.17
4.875%, 06/13/18	500	575	0.20
U.S. Treasury Bonds, 7.625%, 02/15/25	750	1,101	0.38
U.S. Treasury Inflation Indexed Bonds:
0.125%, 04/15/16	6,172	6,367	2.17
2.375%, 01/15/17	382	422	0.14
0.125%, 04/15/18	1,008	1,042	0.35
0.375%, 07/15/23	1,232	1,229	0.42
0.625%, 01/15/24	1,420	1,435	0.49
2.00%, 01/15/26	587	674	0.23
U.S. Treasury Notes:
2.375%, 09/30/14	2,500	2,537	0.86
4.00%, 02/15/15	5,300	5,510	1.88
1.25%, 09/30/15	1,900	1,931	0.66
4.50%, 02/15/16	500	542	0.18
2.625%, 02/29/16	6,075	6,359	2.17
0.375%, 03/15/16	12,890	12,892	4.40
1.50%, 06/30/16	7,020	7,192	2.45
1.50%, 07/31/16	7,845	8,039	2.74
0.625%, 08/15/16	1,000	1,003	0.34
1.00%, 09/30/16	1,000	1,011	0.34
0.625%, 11/15/16	2,750	2,752	0.94
4.625%, 02/15/17	4,000	4,468	1.52
1.00%, 03/31/17	1,500	1,510	0.51
0.875%, 04/30/17	1,000	1,002	0.34
4.50%, 05/15/17	21,770	24,349	8.30
8.75%, 05/15/17	490	616	0.21
1.875%, 08/31/17	4,145	4,277	1.46
0.75%, 03/31/18	500	491	0.17
3.875%, 05/15/18	1,000	1,111	0.38
1.375%, 06/30/18	250	251	0.09
4.00%, 08/15/18	4,000	4,474	1.53
1.25%, 10/31/18	500	496	0.17
1.50%, 12/31/18	3,855	3,861	1.32
1.25%, 04/30/19	500	491	0.17
1.00%, 09/30/19	500	480	0.16

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
U.S. government & government agency bonds & notes—continued
1.375%, 05/31/20	$1,000	$966	0.33%
2.00%, 11/30/20	1,000	994	0.34
3.125%, 05/15/21	2,000	2,128	0.73
2.00%, 02/15/23	2,000	1,910	0.65
1.75%, 05/15/23	1,000	929	0.32
2.50%, 08/15/23	2,520	2,494	0.85
2.75%, 11/15/23	2,920	2,945	1.00
_______________________
Total U.S. government & government agency bonds & notes		148,111	50.51
_______________________
Mortgage-backed obligations - 13.89%
Commercial mortgage-backed securities - 7.18%
Aventura Mall Trust, Series 144A, 3.7427%, 12/05/32[1,2]	150	157	0.05
Bear Stearns Commercial Mortgage Securities, 5.53%, 09/11/41	280	280	0.10
Commercial Mortgage Pass-Through Certificates:
5.467%, 09/15/39	1,400	1,525	0.52
5.695%, 09/15/40[1]	720	799	0.27
Commercial Mortgage Trust, 5.292%, 12/10/46	359	393	0.13
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/46[2]	1,562	1,639	0.56
Fannie Mae Aces, 1.4513%, 02/25/18	1,103	1,101	0.38
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	387	0.13
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	260	261	0.09
Hilton USA Trust, Series 144A:[2]
2.662%, 11/05/30	480	484	0.16
3.367%, 11/05/30	725	735	0.25
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	523	0.18
5.44%, 05/15/45	650	714	0.24
5.372%, 05/15/47	660	699	0.24
5.709%, 02/12/49[1]	650	726	0.25
JPMorgan Chase Commercial Mortgage Securities Corp., Series 144A, 3.6727%, 02/15/46[2]	500	526	0.18
JPMorgan Chase Commercial Mortgage Securities Trust, 5.85%, 02/15/51[1]	368	415	0.14
LB-UBS Commercial Mortgage Trust:
5.387%, 02/15/40	723	800	0.27
5.493%, 02/15/40[1]	680	726	0.25
5.847%, 07/15/44[1]	406	453	0.15
6.171%, 09/15/45[1]	500	577	0.20
Merrill Lynch Mortgage Trust, 5.8409%, 06/12/50[1]	730	815	0.28
ML-CFC Commercial Mortgage Trust, 5.8943%, 08/12/49[1]	550	620	0.21
Morgan Stanley Capital I:
5.207%, 11/14/42[1]	350	368	0.13
5.319%, 12/15/43	480	526	0.18
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/42[1]	1,005	1,058	0.36
5.342%, 12/15/43	1,650	1,822	0.62
5.466%, 01/15/45[1]	510	551	0.19
5.591%, 04/15/47[1]	510	559	0.19
5.75%, 06/15/49[1]	725	809	0.28
_______________________
		21,048	7.18
_______________________

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Mortgage-backed obligations—continued
Federal agency mortgage-backed obligations - 6.71%
Fannie Mae:
4.50%, 07/01/19	$108	$115	0.04%
4.50%, 03/01/20	538	576	0.20
2.717%, 02/25/22	500	492	0.17
3.50%, 10/01/25	5,148	5,440	1.86
2.50%, 11/01/27	1,651	1,664	0.56
2.50%, 12/01/27	530	534	0.18
5.50%, 04/25/37	103	113	0.04
5.50%, 09/01/38	1,255	1,382	0.47
5.00%, 06/01/41	1,428	1,569	0.54
5.00%, 08/01/41	388	426	0.15
3.169%, 09/01/41[1]	241	252	0.09
6.00%, 12/01/99 TBA	250	277	0.09
Freddie Mac:
1.873%, 01/25/18	398	406	0.14
2.699%, 05/25/18	790	823	0.28
2.303%, 09/25/18	2,350	2,404	0.82
3.034%, 10/25/20	495	513	0.17
3.974%, 01/25/21[1]	524	563	0.19
2.373%, 05/25/22	500	479	0.16
6.00%, 02/15/37	69	76	0.03
3.00%, 06/01/43	1,425	1,387	0.47
Ginnie Mae, 4.50%, 01/20/40	167	181	0.06
_______________________
		19,672	6.71
_______________________
Total mortgage-backed obligations		40,720	13.89
_______________________
Corporate bonds & notes - 25.51%
Banks - 2.83%
Bank of America Corp.:
2.60%, 01/15/19	715	720	0.25
5.00%, 05/13/21	250	274	0.09
3.30%, 01/11/23	165	159	0.05
BB&T Corp., 2.05%, 06/19/18	670	673	0.23
BNP Paribas SA, 0.8319%, 12/12/16[1]	500	502	0.17
Citigroup, Inc.:
4.75%, 05/19/15	118	124	0.04
4.587%, 12/15/15	350	374	0.13
2.50%, 09/26/18	575	579	0.20
JP Morgan Chase & Co.:
3.40%, 06/24/15	120	124	0.04
1.625%, 05/15/18	725	716	0.24
3.20%, 01/25/23	125	120	0.04
Morgan Stanley, 2.125%, 04/25/18	300	300	0.10
Northern Trust Corp., 4.625%, 05/01/14	300	303	0.10
Regions Financial Corp., 2.00%, 05/15/18	500	490	0.17
The Bank of New York Mellon Corp., 2.10%, 01/15/19	500	502	0.17
The Goldman Sachs Group, Inc.:
2.90%, 07/19/18	510	522	0.18

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Banks—continued
3.625%, 01/22/23	$350	$343	0.12%
The Royal Bank of Scotland PLC, 4.375%, 03/16/16	700	749	0.26
UBS AG/Stamford CT:
3.875%, 01/15/15	275	284	0.10
4.875%, 08/04/20	250	281	0.10
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	153	0.05
_______________________
		8,292	2.83
_______________________
Electric - 2.10%
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	258	0.09
Duke Energy Corp., 3.95%, 10/15/23	165	169	0.06
Entergy Louisiana LLC, 1.875%, 12/15/14	350	354	0.12
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	346	0.12
Northern States Power Co., 2.60%, 05/15/23	500	473	0.16
Pacific Gas & Electric Co., 2.45%, 08/15/22	300	282	0.10
Pacificorp, 5.65%, 07/15/18	755	879	0.30
Progress Energy, Inc., 7.05%, 03/15/19	930	1,127	0.38
PSEG Power LLC, 2.75%, 09/15/16	250	259	0.09
Public Service Co. of Colorado, 3.20%, 11/15/20	300	307	0.10
Tampa Electric Co., 2.60%, 09/15/22	350	332	0.11
Teco Finance, Inc., 6.75%, 05/01/15	350	369	0.13
Virginia Electric and Power Co.:
5.40%, 04/30/18	621	714	0.24
2.95%, 01/15/22	300	298	0.10
_______________________
		6,167	2.10
_______________________
REITS - 2.08%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	300	285	0.10
Avalonbay Communities, Inc., 3.625%, 10/01/20	385	396	0.13
AvalonBay Communities, Inc., 2.85%, 03/15/23	120	111	0.04
Corporate Office Properties LP, 5.25%, 02/15/24	345	363	0.12
DCT Industrial Operating Partnership LP, Series 144A, 4.50%, 10/15/23[2]	500	500	0.17
ERP Operating LP:
5.25%, 09/15/14	300	308	0.11
4.625%, 12/15/21	350	377	0.13
Kimco Realty Corp., 5.584%, 11/23/15	325	351	0.12
Prologis LP:
2.75%, 02/15/19	360	362	0.12
3.35%, 02/01/21	675	668	0.23
Simon Property Group LP:
4.20%, 02/01/15	300	308	0.10
5.25%, 12/01/16	385	426	0.15
UDR, Inc., 3.70%, 10/01/20	400	410	0.14
WEA Finance LLC / WT Finance Aust Pty Ltd., Series 144A, 3.375%, 10/03/22[2]	710	692	0.24
WEA Finance LLC, Series 144A, 4.625%, 05/10/21[2]	500	537	0.18
_______________________
		6,094	2.08
_______________________
Pharmaceuticals - 2.00%
Abbvie, Inc., 2.90%, 11/06/22	925	888	0.30

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Pharmaceuticals—continued
Cardinal Health, Inc., 3.20%, 03/15/23	$135	$131	0.05%
Express Scripts Holding Co., 2.65%, 02/15/17	250	259	0.09
GlaxoSmithKline Capital PLC:
0.75%, 05/08/15	440	442	0.15
1.50%, 05/08/17	241	243	0.08
2.85%, 05/08/22	250	244	0.08
Mckesson Corp.:
0.95%, 12/04/15	45	45	0.02
3.25%, 03/01/16	310	325	0.11
Medco Health Solutions, Inc., 4.125%, 09/15/20	495	526	0.18
Merck & Co., Inc.:
1.10%, 01/31/18	250	247	0.08
2.80%, 05/18/23	250	240	0.08
Novartis Capital Corp., 2.90%, 04/24/15	560	578	0.20
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	344	0.12
Pfizer, Inc.:
0.543%, 06/15/18[1]	500	502	0.17
6.20%, 03/15/19	300	359	0.12
Sanofi-Aventis SA, 0.5569%, 03/28/14[1]	500	500	0.17
_______________________
		5,873	2.00
_______________________
Oil & gas - 1.78%
Anadarko Petroleum Corp., 6.375%, 09/15/17	250	288	0.10
Canadian Natural Resources Ltd., 1.45%, 11/14/14	300	302	0.10
Chevron Corp.:
0.889%, 06/24/16	500	503	0.17
1.718%, 06/24/18	430	433	0.15
Devon Energy Corp.:
2.25%, 12/15/18	225	226	0.08
3.25%, 05/15/22	725	706	0.24
Husky Energy, Inc., 7.25%, 12/15/19	250	308	0.10
Petrobras Global Finance BV, 3.00%, 01/15/19	415	392	0.13
Phillips 66, 4.30%, 04/01/22	290	303	0.10
Shell International Finance BV, 4.00%, 03/21/14	350	352	0.12
Statoil ASA:
3.125%, 08/17/17	300	319	0.11
2.45%, 01/17/23	540	506	0.17
Total Capital International SA, 2.875%, 02/17/22	230	226	0.08
Transocean, Inc., 3.80%, 10/15/22	390	369	0.13
_______________________
		5,233	1.78
_______________________
Diversified financial services - 1.62%
American Express Co., 0.8281%, 05/22/18[1]	500	501	0.17
Ford Motor Credit Co. LLC, 4.375%, 08/06/23	500	509	0.17
General Electric Capital Corp.:
2.30%, 04/27/17	250	258	0.09
2.30%, 01/14/19	565	572	0.19
3.10%, 01/09/23	1,020	986	0.34
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23	970	999	0.34
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	733	738	0.25

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Diversified financial services—continued
Woodside Finance Ltd., Series 144A, 4.60%, 05/10/21[2]	$185	$198	0.07%
_______________________
		4,761	1.62
_______________________
Insurance - 1.37%
American International Group, Inc., 4.125%, 02/15/24	725	736	0.25
Berkshire Hathaway, 2.00%, 08/15/18	750	760	0.26
Liberty Mutual Group, Inc., Series 144A, 4.25%, 06/15/23[2]	500	498	0.17
Prudential Financial, Inc.:
1.021%, 08/15/18[1]	570	573	0.20
2.30%, 08/15/18	350	353	0.12
QBE Insurance Group Ltd., Series 144A, 2.40%, 05/01/18[2]	1,125	1,092	0.37
_______________________
		4,012	1.37
_______________________
Pipelines - 1.35%
Enbridge, Inc.:
5.60%, 04/01/17	790	879	0.30
4.00%, 10/01/23	505	511	0.17
Enterprise Products Operating LLC, 3.35%, 03/15/23	350	341	0.12
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	690	689	0.23
Spectra Energy Partners LP, 2.95%, 09/25/18	500	515	0.18
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	197	0.07
Williams Partners LP:
3.80%, 02/15/15	300	309	0.11
4.50%, 11/15/23	495	504	0.17
_______________________
		3,945	1.35
_______________________
Beverages - 1.26%
Anheuser-Busch InBev Worldwide, Inc.:
0.602%, 07/14/14[1]	585	586	0.20
4.125%, 01/15/15	300	311	0.11
Coca-Cola Co., 3.20%, 11/01/23	850	838	0.29
Pernod-Ricard SA, Series 144A, 2.95%, 01/15/17[2]	800	833	0.28
SABMiller Holdings, Inc., Series 144A, 2.45%, 01/15/17[2]	745	771	0.26
The Coca-Cola Co.:
1.50%, 11/15/15	350	357	0.12
_______________________
		3,696	1.26
_______________________
Media - 1.10%
CBS Corp., 1.95%, 07/01/17	200	202	0.07
Comcast Corp.:
5.85%, 11/15/15	300	327	0.11
5.70%, 05/15/18	300	348	0.12
NBCUniversal Media LLC, 5.15%, 04/30/20	350	398	0.14
News America, Inc., 4.50%, 02/15/21	350	383	0.13
The Walt Disney Co., 5.50%, 03/15/19	300	351	0.12
Time Warner, Inc.:
5.875%, 11/15/16	300	339	0.11

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Media—continued
4.05%, 12/15/23	$520	$530	0.18%
Viacom, Inc., 2.50%, 09/01/18	350	358	0.12
_______________________
		3,236	1.10
_______________________
Telecommunications - 1.01%
AT&T, Inc.:
0.90%, 02/12/16	200	200	0.07
2.40%, 08/15/16	200	207	0.07
Cisco Systems, Inc., 0.4929%, 03/14/14[1]	200	200	0.07
Deutsche Telekom International Finance BV, Series 144A, 2.25%, 03/06/17[2]	500	513	0.17
France Telecom SA, 4.375%, 07/08/14	300	305	0.10
Verizon Communications, Inc.:
1.25%, 11/03/14	200	201	0.07
5.15%, 09/15/23	940	1,025	0.35
Vodafone Group PLC, 5.00%, 09/15/15	300	320	0.11
_______________________
		2,971	1.01
_______________________
Mining - 0.66%
BHP Billiton Finance USA Ltd.:
1.125%, 11/21/14	300	302	0.10
1.625%, 02/24/17	510	519	0.18
Newcrest Finance Pty Ltd., Series 144A, 4.45%, 11/15/21[2]	385	333	0.11
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	510	513	0.18
Teck Resources Ltd., 3.15%, 01/15/17	260	272	0.09
_______________________
		1,939	0.66
_______________________
Healthcare-services - 0.60%
Aetna, Inc., 1.50%, 11/15/17	350	348	0.12
Humana, Inc., 3.15%, 12/01/22	300	285	0.10
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	250	0.08
2.75%, 02/15/23	285	269	0.09
WellPoint, Inc.:
2.30%, 07/15/18	285	287	0.10
4.35%, 08/15/20	300	324	0.11
_______________________
		1,763	0.60
_______________________
Retail - 0.58%
CVS Caremark Corp., 4.00%, 12/05/23	200	205	0.07
Dollar General Corp., 3.25%, 04/15/23	185	172	0.06
Home Depot, Inc., 4.40%, 04/01/21	350	387	0.13
Starbucks Corp., 2.00%, 12/05/18	190	191	0.06
Target Corp., 6.00%, 01/15/18	350	409	0.14
Wal-Mart Stores, Inc., 5.80%, 02/15/18	300	350	0.12
_______________________
		1,714	0.58
_______________________
Miscellaneous manufacturing - 0.51%
Danaher Corp., 2.30%, 06/23/16	200	208	0.07

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Miscellaneous manufacturing—continued
General Electric Co.:
5.25%, 12/06/17	$620	$706	0.24%
2.70%, 10/09/22	300	288	0.10
Honeywell International, Inc., 3.875%, 02/15/14	300	300	0.10
_______________________
		1,502	0.51
_______________________
Food - 0.46%
ConAgra Foods, Inc., 1.90%, 01/25/18	350	349	0.12
General Mills, Inc., 0.5885%, 05/16/14[1]	500	501	0.17
Kraft Foods Group, Inc., 3.50%, 06/06/22	500	502	0.17
_______________________
		1,352	0.46
_______________________
Distribution/Wholesale - 0.42%
Glencore Funding LLC, Series 144A, 1.5989%, 01/15/19[1,2]	1,250	1,231	0.42
_______________________
		1,231	0.42
_______________________
Auto Manufacturers - 0.41%
Daimler Finance North America LLC, Series 144A:[2]
1.95%, 03/28/14	300	301	0.10
1.098%, 08/01/18[1]	350	352	0.12
Toyota Motor Credit Corp., 1.75%, 05/22/17	250	255	0.09
Volkswagen International Finance NV, Series 144A, 0.8566%, 04/01/14[1,2]	300	300	0.10
_______________________
		1,208	0.41
_______________________
Chemicals - 0.40%
Ecolab, Inc., 3.00%, 12/08/16	180	189	0.07
Ei Du Pont De Nemours & Co., 2.80%, 02/15/23	350	331	0.11
The Dow Chemical Co., 4.125%, 11/15/21	617	641	0.22
_______________________
		1,161	0.40
_______________________
Transportation - 0.37%
Burlington Northern Santa Fe LLC:
3.00%, 03/15/23	300	287	0.10
Canadian National Railway Co.:
5.55%, 05/15/18	50	57	0.02
2.85%, 12/15/21	200	199	0.07
Union Pacific Corp.:
2.25%, 02/15/19	120	122	0.04
2.75%, 04/15/23	450	424	0.14
_______________________
		1,089	0.37
_______________________
Biotechnology - 0.35%
Amgen, Inc., 1.875%, 11/15/14	250	253	0.09
Gilead Sciences, Inc.:
2.40%, 12/01/14	100	102	0.03
3.05%, 12/01/16	80	85	0.03

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Biotechnology—continued
4.40%, 12/01/21	$550	$598	0.20%
_______________________
		1,038	0.35
_______________________
Agriculture - 0.34%
Altria Group, Inc.:
2.85%, 08/09/22	250	235	0.08
2.95%, 05/02/23	200	186	0.06
4.00%, 01/31/24	580	581	0.20
_______________________
		1,002	0.34
_______________________
Aerospace/Defense - 0.28%
EADS Finance BV, Series 144A, 2.70%, 04/17/23[2]	300	282	0.09
Raytheon Co.:
6.75%, 03/15/18	5	6	—
4.40%, 02/15/20	15	17	0.01
The Boeing Co., 0.95%, 05/15/18	350	341	0.12
United Technologies Corp., 3.10%, 06/01/22	170	170	0.06
_______________________
		816	0.28
_______________________
Cosmetics/Personal Care - 0.28%
The Procter & Gamble Co., 1.80%, 11/15/15	790	809	0.28
_______________________
		809	0.28
_______________________
Software - 0.26%
Oracle Corp.:
1.20%, 10/15/17	250	249	0.09
2.375%, 01/15/19	500	510	0.17
_______________________
		759	0.26
_______________________
Environmental Control - 0.25%
Republic Services, Inc., 5.00%, 03/01/20	350	390	0.14
Waste Management, Inc., 4.60%, 03/01/21	300	328	0.11
_______________________
		718	0.25
_______________________
Healthcare-products - 0.24%
Baxter International, Inc., 3.20%, 06/15/23	400	393	0.14
Johnson & Johnson, 0.3306%, 05/15/14[1]	300	300	0.10
_______________________
		693	0.24
_______________________
Engineering&Construction - 0.16%
Odebrecht Offshore Drilling Finance Ltd., Series 144A, 6.75%, 10/01/22[2]	448	458	0.16
_______________________
		458	0.16
_______________________

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Computers - 0.14%
International Business Machines Corp., 5.70%, 09/14/17	$350	$403	0.14%
_______________________
		403	0.14
_______________________
Commercial Services - 0.12%
Catholic Health Initiatives, 1.60%, 11/01/17	350	345	0.12
_______________________
		345	0.12
_______________________
Office/Business Equip - 0.09%
Xerox Corp., 2.95%, 03/15/17	250	259	0.09
_______________________
		259	0.09
_______________________
Internet - 0.09%
Google, Inc., 1.25%, 05/19/14	250	251	0.09
_______________________
		251	0.09
_______________________
Total corporate bonds & notes		74,790	25.51
_______________________
Municipals - 3.07%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, 04/01/18	700	664	0.22
County of Harris, Highway Rev. Tolls Ref. Bonds, 1.061%, 08/15/16	1,000	1,008	0.34
Detroit, G.O., Series A (AGM Insured), 5.00%, 04/01/16	50	50	0.02
Detroit, G.O., Series A (Assured GTY Insured), 5.00%, 04/01/22	50	46	0.01
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 07/01/20	3,000	2,957	1.01
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B:
1.087%, 12/15/16	2,350	2,374	0.81
1.758%, 12/15/18	350	345	0.12
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	740	742	0.25
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	313	0.11
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	518	0.18
_______________________
Total municipals		9,017	3.07
_______________________
Government & government agency bonds & notes outside the U.S. - 0.05%
European Investment Bank, 3.125%, 06/04/14	160	162	0.05
_______________________
Total government & government agency bonds & notes outside the U.S.		162	0.05
_______________________
Asset-backed obligations - 1.79%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	41	42	0.01
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 09/20/19	1,000	992	0.34
2.97%, 02/20/20	1,565	1,614	0.55
Hertz Vehicle Financing LLC, Series 144A, 1.12%, 08/25/17[2]	1,600	1,601	0.55
Santander Drive Auto Receivables Trust, 0.87%, 01/16/18	310	311	0.11
Trade MAPS 1 Ltd., Series 144A:[1,2]
0.861%, 12/10/18	430	430	0.15

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Asset-backed obligations—continued
1.411%, 12/10/18	$250	$251	0.08%
_______________________
Total asset-backed obligations		5,241	1.79
_______________________
Total bonds & notes (cost: $274,805,088)		278,041	94.82
_______________________
Short-term securities - 3.31%
Colgate Palmolive Co., 0.05%, 02/05/14[3]	3,000	3,000	1.02
General Electric Co., 0.05%, 02/03/14[3]	1,000	1,000	0.34
Jupiter Securitization Co. LLC, 0.15%, 03/19/14[3]	4,100	4,099	1.40
Wal-Mart Stores, Inc., 0.06%, 02/24/14[3]	1,600	1,600	0.55
_______________________
Total Short-term securities (cost: $9,699,134)		9,699	3.31
_______________________
Total investment securities (cost: $284,504,222)		287,740	98.13
Other assets less liabilities		5,470	1.87
_______________________
Net assets		$293,210	100.00%
_______________________
_______________________

[1]			Indicates a variable rate security. The interest rate shown reflects the rate in effect at January 31, 2014.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $17,322,747, representing 5.91% of net assets.
[3]			Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
AGM	= Assured Guaranty Municipal Corporation
Co.	= Company
Corp.	= Corporation
Fndg.	= Funding
G.O.	= General Obligation
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

Capital Group Global Equity Fund

Schedule of Investments

at January 31, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 96.47%
Information Technology - 16.34%
Google, Inc., Class A1	7,935	$9,371	2.21%
Keyence Corp.	16,200	6,740	1.59
VeriSign, Inc.[1]	81,400	4,782	1.13
Apple, Inc.	7,500	3,754	0.88
ASML Holding NV	42,120	3,578	0.84
Hamamatsu Photonics K.K.	77,100	3,264	0.77
Gemalto NV	29,584	3,341	0.79
Texas Instruments, Inc.	75,800	3,214	0.76
Jack Henry & Associates, Inc.	53,600	2,990	0.70
Oracle Corp.	72,100	2,660	0.63
Visa, Inc., A Shares	10,900	2,348	0.55
Samsung Electronics Co. Ltd. (GDR)	5,198	2,295	0.54
Trend Micro, Inc.	69,000	2,154	0.51
Automatic Data Processing, Inc.	27,700	2,122	0.50
Jabil Circuit, Inc.	111,400	2,002	0.47
QUALCOMM, Inc.	26,600	1,974	0.46
Avago Technologies Ltd.	33,400	1,825	0.43
Microsoft Corp.	48,100	1,821	0.43
Murata Manufacturing Co. Ltd.	18,500	1,739	0.41
Genpact Ltd.[1]	89,000	1,510	0.36
TE Connectivity Ltd.	26,200	1,481	0.35
Hitachi Ltd.	182,000	1,411	0.33
Broadcom Corp., Class A	36,100	1,074	0.25
Accenture PLC, Class A	10,500	839	0.20
Infosys Ltd. (ADR)	13,500	791	0.19
KLA-Tencor Corp.	3,400	209	0.05
Samsung Electronics Co. Ltd. (GDR)	96	41	0.01
_______________________
		69,330	16.34
_______________________
Financials - 16.01%
The Goldman Sachs Group, Inc.	34,200	5,613	1.32
Sampo OYJ, A Shares	108,976	5,063	1.19
AIA Group Ltd.	1,091,800	5,041	1.19
DBS Group Holdings Ltd.	367,475	4,740	1.12
American Tower Corp.	53,000	4,287	1.01
Standard Chartered PLC	208,378	4,248	1.00
CME Group, Inc.	56,800	4,246	1.00
BNP Paribas SA	53,273	4,128	0.97
Sumitomo Mitsui Financial Group, Inc.	85,700	4,046	0.95
HSBC Holdings PLC	372,129	3,836	0.91
BlackRock, Inc.	11,900	3,576	0.84
Barclays PLC	788,425	3,532	0.83
Marsh & McLennan Cos., Inc.	61,600	2,816	0.66
JPMorgan Chase & Co.	48,500	2,685	0.63
Sumitomo Mitsui Trust Holdings, Inc.	354,000	1,715	0.41
Lloyds Banking Group PLC[1]	1,198,600	1,641	0.39
HDFC Bank Ltd. (ADR)	38,400	1,201	0.28
The Progressive Corp.	49,600	1,153	0.27
The Charles Schwab Corp.	44,000	1,092	0.26
Aon PLC	12,500	1,006	0.24
Bank of China Ltd., Class H	1,949,300	826	0.20
Ace Ltd.	8,300	779	0.18

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Financials—continued
BOC Hong Kong Holdings Ltd.	171,500	$522	0.12%
Sun Hung Kai Properties Ltd.	13,000	159	0.04
_______________________
		67,951	16.01
_______________________
Health Care - 14.64%
Gilead Sciences, Inc.[1]	154,100	12,428	2.93
Seattle Genetics, Inc.[1]	179,200	8,039	1.89
Novo Nordisk A/S, Class B	156,954	6,213	1.46
Bristol-Myers Squibb Co.	122,800	6,136	1.45
Express Scripts Holding Co.[1]	79,400	5,930	1.40
Bayer AG	40,746	5,380	1.27
Cerner Corp.[1]	58,700	3,340	0.79
Novartis AG	38,926	3,083	0.73
Roche Holding AG	8,314	2,286	0.54
Allergan, Inc.	17,700	2,028	0.48
Ironwood Pharmaceuticals, Inc.[1]	117,500	1,630	0.38
Essilor International SA	16,200	1,628	0.38
UnitedHealth Group, Inc.	18,400	1,330	0.31
AbbVie, Inc.	26,700	1,314	0.31
Sysmex Corp.	18,900	1,053	0.25
DaVita Health Care Partners, Inc.[1]	4,800	312	0.07
_______________________
		62,130	14.64
_______________________
Industrials - 14.38%
Eaton Corp. PLC	92,000	6,724	1.58
Nielsen Holdings NV	130,700	5,527	1.30
SMC Corp.	19,300	4,916	1.16
United Technologies Corp.	38,600	4,401	1.04
The Boeing Co.	33,700	4,221	0.99
FANUC Corp.	23,100	3,792	0.89
Norfolk Southern Corp.	39,700	3,676	0.87
Schneider Electric SA	43,932	3,549	0.84
Danaher Corp.	43,300	3,221	0.76
Caterpillar, Inc.	32,500	3,052	0.72
Assa Abloy AB, Class B	57,454	2,868	0.68
Hexcel Corp.[1]	59,000	2,459	0.58
B/E Aerospace, Inc.[1]	27,400	2,178	0.51
Zodiac Aerospace	8,828	1,556	0.37
Iron Mountain, Inc.	58,455	1,544	0.36
Waste Connections, Inc.	36,900	1,509	0.36
Siemens AG	11,157	1,414	0.33
Towers Watson & Co., Class A	11,325	1,324	0.31
Meggitt PLC	145,493	1,233	0.29
IDEX Corp.	16,100	1,159	0.27
Illinois Tool Works, Inc.	3,700	292	0.07
FedEx Corp.	1,600	213	0.05
3M Co.	1,600	205	0.05
_______________________
		61,033	14.38
_______________________
Consumer Discretionary - 14.13%
Comcast Corp., Class A	127,800	6,959	1.64

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Consumer Discretionary—continued
Newell Rubbermaid, Inc.	161,300	$4,984	1.17%
The Home Depot, Inc.	61,500	4,726	1.11
Compagnie Financiere Richemont SA	46,523	4,318	1.02
Bayerische Motoren Werke AG	32,449	3,537	0.83
Coach, Inc.	69,900	3,348	0.79
SES SA	97,202	3,122	0.74
Sirius XM Holdings, Inc.[1]	777,400	2,783	0.66
Tiffany & Co.	33,000	2,745	0.65
Scripps Networks Interactive, Inc., Class A	36,700	2,661	0.63
Signet Jewelers Ltd.	32,200	2,562	0.60
Delphi Automotive PLC	34,400	2,095	0.49
Ross Stores, Inc.	30,500	2,071	0.49
Starbucks Corp.	29,000	2,062	0.49
Target Corp.	35,000	1,982	0.47
Royal Caribbean Cruises Ltd.	31,300	1,552	0.37
Whitbread PLC	20,100	1,239	0.29
Denso Corp.	21,800	1,139	0.27
Daimler AG	13,007	1,090	0.26
Carnival Corp.	26,500	1,039	0.24
NIKE, Inc., Class B	12,400	903	0.21
Wynn Macau Ltd.	204,000	870	0.20
Inditex SA	5,758	860	0.20
Nordstrom, Inc.	9,300	534	0.13
Li & Fung Ltd.	294,000	411	0.10
The Walt Disney Co.	4,500	327	0.08
The New York Times Co., Class A	1,100	16	—
_______________________
		59,935	14.13
_______________________
Consumer Staples - 6.71%
Nestle SA	62,859	4,562	1.08
Unilever PLC	114,400	4,399	1.04
Pernod-Ricard SA	32,706	3,513	0.83
Diageo PLC	102,100	3,022	0.71
Danone	40,550	2,680	0.63
The Procter & Gamble Co.	25,100	1,923	0.45
Coca-Cola Amatil Ltd.	179,688	1,838	0.43
Imperial Tobacco Group PLC	45,014	1,645	0.39
Philip Morris International, Inc.	19,600	1,532	0.36
Ajinomoto Co., Inc.	105,000	1,494	0.35
L'Oreal SA	7,832	1,289	0.31
Nestle SA (ADR)	7,600	552	0.13
_______________________
		28,449	6.71
_______________________
Materials - 6.21%
Monsanto Co.	36,400	3,878	0.91
Syngenta AG	10,500	3,719	0.88
Air Liquide SA	25,219	3,170	0.75
Rio Tinto PLC	49,800	2,655	0.62
BHP Billiton Ltd.	76,929	2,462	0.58
Air Products & Chemicals, Inc.	21,700	2,282	0.54
The Mosaic Co.	44,700	1,996	0.47
First Quantum Minerals Ltd.	82,993	1,485	0.35

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Materials—continued
Allegheny Technologies, Inc.	46,900	$1,475	0.35%
Koninklijke DSM NV	19,560	1,296	0.30
The Dow Chemical Co.	23,000	1,047	0.25
Ecolab, Inc.	4,500	452	0.11
Nucor Corp.	9,200	445	0.10
_______________________
		26,362	6.21
_______________________
Energy - 5.55%
Schlumberger Ltd.	69,900	6,121	1.44
Halliburton Co.	99,390	4,871	1.15
Noble Energy, Inc.	61,200	3,815	0.90
Chevron Corp.	22,050	2,461	0.58
Ensco PLC, Class A	41,900	2,110	0.50
Seadrill Ltd.	49,882	1,789	0.42
Enbridge, Inc.	28,300	1,188	0.28
Cobalt International Energy, Inc.[1]	37,600	616	0.15
Cenovus Energy, Inc.	21,800	570	0.13
_______________________
		23,541	5.55
_______________________
Telecommunication Services - 1.96%
SoftBank Corp.	72,800	5,389	1.27
Singapore Telecommunications Ltd.	673,000	1,861	0.44
Verizon Communications, Inc.	22,000	1,056	0.25
_______________________
		8,306	1.96
_______________________
Utilities - 0.54%
National Grid PLC	178,000	2,309	0.54
_______________________
		2,309	0.54
_______________________
Total Common Stocks (cost: $331,635,144)		409,346	96.47
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 4.10%
General Electric Co., 0.05%, 02/03/14[2]	$9,400	9,400	2.21
Federal Home Loan Bank: [2]
0.06%, 04/21/14	5,000	5,000	1.18
0.06%, 03/21/14	3,000	3,000	0.71
_______________________
Total Short-term securities (cost: $17,399,076)		17,400	4.10
_______________________
Total investment securities (cost: $349,034,220)		426,746	100.57
Other assets less liabilities		(2,415)	(0.57)
_______________________
Net assets		$424,331	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Group Non-U.S. Equity Fund

Schedule of Investments

at January 31, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 92.39%
Financials - 17.66%
AIA Group Ltd.	6,178,400	$28,529	2.40%
Sampo OYJ, A Shares	568,117	26,396	2.22
DBS Group Holdings Ltd.	1,735,582	22,389	1.88
Lloyds Banking Group PLC[1]	13,916,000	19,056	1.60
Standard Chartered PLC	900,583	18,358	1.54
BNP Paribas SA	225,988	17,510	1.47
HSBC Holdings PLC	1,671,821	17,232	1.45
Sumitomo Mitsui Financial Group, Inc.	339,400	16,025	1.35
Barclays PLC	3,302,850	14,796	1.24
Sumitomo Mitsui Trust Holdings, Inc.	2,351,000	11,390	0.96
Svenska Handelsbanken AB, A Shares	136,665	6,500	0.54
Prudential PLC	253,800	5,124	0.43
Bank of China Ltd., Class H	11,547,000	4,893	0.41
HDFC Bank Ltd. (ADR)	64,300	2,012	0.17
_______________________
		210,210	17.66
_______________________
Information Technology - 15.06%
Keyence Corp.	71,200	29,624	2.49
Hamamatsu Photonics K.K.	536,900	22,728	1.91
ASML Holding NV	264,689	22,483	1.89
Murata Manufacturing Co. Ltd.	234,400	22,034	1.85
Gemalto NV	199,204	22,493	1.89
Trend Micro, Inc.	511,800	15,980	1.34
Hitachi Ltd.	1,860,000	14,418	1.21
SAP AG	159,202	12,166	1.02
Samsung Electronics Co. Ltd. (GDR)	30,471	13,409	1.13
Infosys Ltd. (ADR)	66,700	3,907	0.33
_______________________
		179,242	15.06
_______________________
Consumer Discretionary - 12.89%
SES SA	862,874	27,715	2.33
Compagnie Financiere Richemont SA	281,160	26,096	2.19
Bayerische Motoren Werke AG	147,868	16,118	1.35
Inditex SA	103,888	15,510	1.30
Wynn Macau Ltd.	3,298,400	14,062	1.18
Daimler AG	162,574	13,623	1.15
LVMH Moet Hennessy Louis Vuitton SA	52,658	9,385	0.79
Ryohin Keikaku Co. Ltd.	95,900	8,889	0.75
Nissan Motor Co. Ltd.	884,300	7,660	0.64
Denso Corp.	135,100	7,060	0.59
Whitbread PLC	61,300	3,780	0.32
Marks & Spencer Group PLC	456,700	3,535	0.30
_______________________
		153,433	12.89
_______________________
Consumer Staples - 12.26%
Nestle SA	377,113	27,369	2.30
Pernod-Ricard SA	217,316	23,342	1.96
Danone	290,570	19,205	1.62
Diageo PLC	574,500	17,004	1.43
Unilever PLC	424,600	16,326	1.37

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Consumer Staples—continued
L'Oreal SA	78,329	$12,889	1.08%
Coca-Cola Amatil Ltd.	1,151,055	11,776	0.99
Ajinomoto Co., Inc.	511,000	7,272	0.61
Imperial Tobacco Group PLC	147,359	5,385	0.45
Reckitt Benckiser Group PLC	63,700	4,778	0.40
Nestle SA (ADR)	8,700	632	0.05
_______________________
		145,978	12.26
_______________________
Industrials - 10.93%
Assa Abloy AB, Class B	620,461	30,969	2.60
SMC Corp.	100,300	25,549	2.15
FANUC Corp.	135,900	22,306	1.87
Schneider Electric SA	237,146	19,155	1.61
Meggitt PLC	1,235,012	10,466	0.88
Marubeni Corp.	839,000	5,937	0.50
Zodiac Aerospace	27,649	4,874	0.41
Kawasaki Heavy Industries Ltd.	1,009,000	4,444	0.37
Kubota Corp.	236,000	3,691	0.31
Jardine Matheson Holdings Ltd.	50,000	2,679	0.23
_______________________
		130,070	10.93
_______________________
Health Care - 10.55%
Roche Holding AG	127,216	34,980	2.94
Novo Nordisk A/S, Class B	727,335	28,792	2.42
Bayer AG	207,638	27,413	2.30
Novartis AG	262,186	20,763	1.74
Essilor International SA	94,411	9,490	0.80
Sysmex Corp.	72,600	4,043	0.34
Novartis AG (ADR)	1,300	103	0.01
_______________________
		125,584	10.55
_______________________
Materials - 6.61%
Syngenta AG	63,236	22,396	1.88
Koninklijke DSM NV	236,254	15,655	1.31
Air Liquide SA	95,224	11,969	1.01
Amcor Ltd.	914,988	8,576	0.72
First Quantum Minerals Ltd.	454,683	8,136	0.68
BHP Billiton Ltd.	225,339	7,212	0.61
Rio Tinto PLC	70,900	3,780	0.32
Orora Ltd.[1]	816,420	915	0.08
_______________________
		78,639	6.61
_______________________
Telecommunication Services - 3.02%
SoftBank Corp.	314,000	23,243	1.95
Swisscom AG	11,838	6,512	0.55
Singapore Telecommunications Ltd.	2,233,000	6,171	0.52
_______________________
		35,926	3.02
_______________________

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Energy - 2.40%
Seadrill Ltd.	515,697	$18,492	1.56%
Enbridge, Inc.	97,200	4,081	0.34
Tullow Oil PLC	310,900	4,040	0.34
Ensco PLC, Class A	38,300	1,929	0.16
_______________________
		28,542	2.40
_______________________
Utilities - 1.01%
National Grid PLC	930,900	12,074	1.01
_______________________
		12,074	1.01
_______________________
Total Common Stocks (cost: $1,013,674,073)		1,099,698	92.39
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 10.05%
Emerson Electric Co., 0.04%, 02/13/14[2]	$4,700	4,700	0.39
Federal Farm Credit Bank, 0.09%, 08/12/14[2]	10,000	9,997	0.84
Federal Home Loan Bank:[2]
0.06%, 04/02/14	16,200	16,199	1.36
0.02%, 02/13/14	10,100	10,100	0.85
0.02%, 02/21/14	10,000	10,000	0.84
General Electric Co., 0.05%, 02/03/14[2]	17,400	17,400	1.46
NetJets, Inc., 0.05%, 02/05/14[2]	8,500	8,500	0.71
Private Export Funding Corp., 0.05%, 02/20/14[2]	23,874	23,873	2.01
U.S. Treasury Bill, 0.08%, 03/06/14[2]	6,700	6,700	0.56
Wal-Mart Stores, Inc., 0.04%, 02/11/14[2]	12,200	12,200	1.03
_______________________
Total Short-term securities (cost: $119,665,961)		119,669	10.05
_______________________
Total investment securities (cost: $1,133,340,034)		1,219,367	102.44
Other assets less liabilities		(29,028)	(2.44)
_______________________
Net assets		$1,190,339	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Group U.S. Equity Fund

Schedule of Investments

at January 31, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 94.45%
Industrials - 17.88%
Eaton Corp. PLC	56,300	$4,115	2.42%
Nielsen Holdings NV	80,200	3,392	1.99
Norfolk Southern Corp.	35,500	3,287	1.93
United Technologies Corp.	27,000	3,078	1.81
Danaher Corp.	40,850	3,039	1.79
The Boeing Co.	15,500	1,941	1.14
B/E Aerospace, Inc.[1]	24,300	1,931	1.14
Caterpillar, Inc.	19,400	1,822	1.07
Iron Mountain, Inc.	63,039	1,665	0.98
Hexcel Corp.[1]	39,300	1,638	0.96
Waste Connections, Inc.	34,300	1,402	0.82
Emerson Electric Co.	16,600	1,095	0.64
Siemens AG (ADR)	7,000	884	0.52
Towers Watson & Co., Class A	5,850	684	0.40
IDEX Corp.	6,300	454	0.27
_______________________
		30,427	17.88
_______________________
Consumer Discretionary - 17.68%
Comcast Corp., Class A	91,700	4,993	2.93
Newell Rubbermaid, Inc.	106,800	3,300	1.94
The Home Depot, Inc.	42,800	3,289	1.93
Coach, Inc.	47,400	2,270	1.33
Scripps Networks Interactive, Inc., Class A	29,100	2,110	1.24
Ross Stores, Inc.	30,575	2,076	1.22
Carnival Corp.	44,800	1,756	1.03
Tiffany & Co.	18,325	1,524	0.90
Signet Jewelers Ltd.	17,300	1,376	0.81
Delphi Automotive PLC	19,700	1,200	0.70
Daimler AG (ADR)	12,300	1,031	0.61
Sirius XM Holdings, Inc.[1]	277,000	992	0.58
Target Corp.	17,400	986	0.58
NIKE, Inc., Class B	13,300	969	0.57
Charter Communications, Inc., Class A1	4,800	658	0.39
Darden Restaurants, Inc.	12,900	638	0.37
Starbucks Corp.	8,500	605	0.36
Johnson Controls, Inc.	7,100	327	0.19
_______________________
		30,100	17.68
_______________________
Information Technology - 15.83%
Google, Inc., Class A1	3,125	3,690	2.17
Jack Henry & Associates, Inc.	52,500	2,928	1.72
VeriSign, Inc.[1]	41,600	2,444	1.44
Texas Instruments, Inc.	55,700	2,362	1.39
Apple, Inc.	4,290	2,148	1.26
Oracle Corp.	46,600	1,720	1.01
QUALCOMM, Inc.	22,100	1,640	0.96
Microsoft Corp.	36,900	1,397	0.82
Jabil Circuit, Inc.	76,650	1,377	0.81
Automatic Data Processing, Inc.	17,600	1,348	0.79
Visa, Inc., A Shares	5,500	1,185	0.70
Broadcom Corp., Class A	34,900	1,039	0.61
Accenture PLC, Class A	12,525	1,000	0.59

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Information Technology—continued
Avago Technologies Ltd.	18,300	$1,000	0.59%
TE Connectivity Ltd.	17,600	995	0.58
Genpact Ltd.[1]	39,500	670	0.39
_______________________
		26,943	15.83
_______________________
Health Care - 13.33%
Gilead Sciences, Inc.[1]	61,600	4,968	2.92
Bristol-Myers Squibb Co.	76,600	3,828	2.25
Express Scripts Holding Co.[1]	47,500	3,548	2.09
Seattle Genetics, Inc.[1]	67,300	3,019	1.77
Cerner Corp.[1]	31,200	1,775	1.04
Allergan, Inc.	12,800	1,467	0.86
AbbVie, Inc.	26,700	1,314	0.77
Novo Nordisk A/S (ADR)	22,000	873	0.51
UnitedHealth Group, Inc.	11,600	838	0.49
Pfizer, Inc.	17,900	544	0.32
Ironwood Pharmaceuticals, Inc.[1]	30,300	420	0.25
Centene Corp.[1]	1,600	97	0.06
_______________________
		22,691	13.33
_______________________
Financials - 12.32%
American Tower Corp.	36,525	2,954	1.74
The Goldman Sachs Group, Inc.	17,500	2,872	1.69
BB&T Corp.	73,500	2,750	1.61
CME Group, Inc.	34,050	2,545	1.50
JPMorgan Chase & Co.	42,100	2,331	1.37
Ace Ltd.	21,400	2,007	1.18
Marsh & McLennan Cos., Inc.	41,800	1,911	1.12
BlackRock, Inc.	6,250	1,878	1.10
Aon PLC	8,600	692	0.41
Wells Fargo & Co.	14,200	644	0.38
The Progressive Corp.	16,300	379	0.22
_______________________
		20,963	12.32
_______________________
Energy - 8.20%
Schlumberger Ltd.	37,600	3,293	1.94
Halliburton Co.	61,900	3,034	1.78
Noble Energy, Inc.	39,000	2,431	1.43
Chevron Corp.	17,900	1,998	1.17
Ensco PLC, Class A	31,300	1,576	0.93
EOG Resources, Inc.	5,300	876	0.51
ConocoPhillips	11,500	747	0.44
_______________________
		13,955	8.20
_______________________
Materials - 5.09%
Monsanto Co.	23,100	2,461	1.45
Air Products & Chemicals, Inc.	21,825	2,295	1.35
Allegheny Technologies, Inc.	48,300	1,518	0.89
The Mosaic Co.	20,000	893	0.53
The Dow Chemical Co.	17,000	774	0.45

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Materials—continued
Nucor Corp.	14,800	$716	0.42%
_______________________
		8,657	5.09
_______________________
Consumer Staples - 3.10%
Nestle SA (ADR)	23,200	1,686	0.99
The Procter & Gamble Co.	16,500	1,264	0.74
Philip Morris International, Inc.	12,300	961	0.57
Unilever NV	16,000	597	0.35
Diageo PLC (ADR)	3,600	432	0.25
PepsiCo, Inc.	4,300	346	0.20
_______________________
		5,286	3.10
_______________________
Telecommunication Services - 0.53%
Verizon Communications, Inc.	18,875	906	0.53
_______________________
		906	0.53
_______________________
Utilities - 0.49%
National Grid PLC (ADR)	12,900	836	0.49
_______________________
		836	0.49
_______________________
Total Common Stocks (cost: $123,110,598)		160,764	94.45
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 4.23%
General Electric Co., 0.05%, 02/03/14[2]	$4,900	4,900	2.88
National Rural Utilities Cooperative Finance Corp., 0.09%, 02/03/14[2]	1,300	1,300	0.76
Paccar Financial Corp., 0.70%, 02/20/14[2]	1,000	1,000	0.59
_______________________
Total Short-term securities (cost: $7,199,943)		7,200	4.23
_______________________
Total investment securities (cost: $130,310,541)		167,964	98.68
Other assets less liabilities		2,241	1.32
_______________________
Net assets		$170,205	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts

Valuation disclosures

Capital Guardian Trust Company “CGTC”, the fund’s investment adviser, values the Funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ Board of Trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the Board of Trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of January 31, 2014 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Group Core Municipal Fund
Long-term investments
Bonds & notes	$–	$287,487	$–	$287,487
Short-term investments	–	19,670	–	19,670
Total Investments	$–	$307,157	$–	$307,157

	Level 1	Level 2	Level 3	Total
Capital Group Short-Term Municipal Fund Long-term investments
Bonds & notes	$–	$116,133	$–	$116,133
Short-term investments	–	12,550	–	12,550
Total Investments	$–	$128,683	$–	$128,683

Capital Group California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$205,340	$–	$205,340
Short-term investments	–	25,150	–	25,150
Total Investments	$–	$230,490	$–	$230,490

Capital Group California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$91,521	$–	$91,521
Short-term investments	–	16,416	–	16,416
Total Investments	$–	$107,937	$–	$107,937
Capital Group Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$148,111	$–	$148,111
Mortgage-backed obligations	–	40,720	–	40,720
Corporate bonds & notes	–	74,790	–	74,790
Municipals	–	9,017	–	9,017
Government agency bonds & notes outside the U.S.	–	162	–	162
Asset-backed obligations	–	5,241	–	5,241
Short-term investments	–	9,699	–	9,699
Total investments	$–	$287,740	$–	$287,740

Capital Group Global Equity Fund
Common Stocks[1]	$409,346	$–	$–	$409,346
Short-term investments	–	17,400	–	17,400
Total Investments	$409,346	$17,400	$–	$426,746

Capital Group Non-U.S. Equity Fund
Common Stocks[1]	$1,099,698	$–	$–	$1,099,698
Short-term investments	–	119,669	–	119,669
Total Investments	$1,099,698	$119,669	$–	$1,219,367

Capital Group U.S. Equity Fund
Common Stocks[1]	$160,764	$–	$–	$160,764
Short-term investments	–	7,200	–	7,200
Total Investments	$160,764	$7,200	$–	$167,964

1 The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at January 31, 2014 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Group Core Municipal Fund	$ 298,120	$ 10,195	$(1,158)	$ 9,037
Capital Group Short-Term Municipal Fund	126,588	2,197	(102)	2,095
Capital Group California Core Municipal Fund	225,232	6,355	(1,097)	5,258
Capital Group California Short-Term Municipal Fund	106,285	1,704	(52)	1,652
Capital Group Core Bond Fund	284,504	4,797	(1,561)	3,236
Capital Group Global Equity Fund	349,034	82,464	(4,752)	77,712
Capital Group Non-U.S. Equity Fund	1,133,340	104,206	(18,179)	86,027
Capital Group U.S. Equity Fund	130,311	39,104	(1,451)	37,653

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 31, 2014

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: March 31, 2014